Investment Securities (Schedule Of FHN's Investment Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 3,971,435	[1]	$ 3,924,348	[2]
Securities available for sale, Gross Unrealized Gains	19,869	[1]	34,003	[2]
Securities available for sale, Gross Unrealized Losses	(47,805)	[1]	(28,505)	[2]
Securities available for sale, Fair Value	3,943,499	[1]	3,929,846	[2]
Pledged available for sale securities	3,300,000		2,900,000
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	14,347		14,320
Securities held to maturity, Gross Unrealized Gains	426		1,029
Securities held to maturity, Gross Unrealized Losses	0		0
Securities held to maturity, Fair Value	14,773		15,349
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	68,600		65,800
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	87,900		87,900
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	100		100
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	100		100
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,217,593		1,555,798
Securities available for sale, Gross Unrealized Gains	14,960		23,437
Securities available for sale, Gross Unrealized Losses	(23,866)		(5,624)
Securities available for sale, Fair Value	2,208,687		1,573,611
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,566,986		2,181,998
Securities available for sale, Gross Unrealized Gains	4,909		10,566
Securities available for sale, Gross Unrealized Losses	(23,937)		(22,881)
Securities available for sale, Fair Value	1,547,958		2,169,683
Other U.S. Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost			102
Securities available for sale, Gross Unrealized Gains			0
Securities available for sale, Gross Unrealized Losses			0
Securities available for sale, Fair Value			102
States And Municipalities
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost			1,500
Securities available for sale, Gross Unrealized Gains			0
Securities available for sale, Gross Unrealized Losses			0
Securities available for sale, Fair Value			1,500
Equity and other
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	186,756	[3]	184,850	[4]
Securities available for sale, Gross Unrealized Gains	0	[3]	0	[4]
Securities available for sale, Gross Unrealized Losses	(2)	[3]	0	[4]
Securities available for sale, Fair Value	186,754	[3]	184,850	[4]
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	0
Securities held to maturity, Fair Value	0
States And Municipalities
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	4,347		4,320
Securities held to maturity, Gross Unrealized Gains	393		989
Securities held to maturity, Gross Unrealized Losses	0		0
Securities held to maturity, Fair Value	4,740		5,309
Corporate Bonds
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	10,000		10,000
Securities held to maturity, Gross Unrealized Gains	33		40
Securities held to maturity, Gross Unrealized Losses	0		0
Securities held to maturity, Fair Value	$ 10,033		$ 10,040

[1]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Includes restricted investments in FHLB-Cincinnati stock of $ 87 . 9 million and FRB stock of $ 68 . 6 million . The remainder is money market, mutual funds, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million. The remainder is money market , mutual funds, and cost method investments.